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                                             [LINCOLN FINANCIAL GROUP(R) LOGO]

John L. Reizian, Esquire
Assistant Vice President and Associate General Counsel
Lincoln Life & Annuity Company of New York
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

VIA EDGAR

December 22, 2010

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: LLANY Separate Account M for Flexible Premium Variable Life
    Lincoln Life & Annuity Company of New York ("LLANY")
    File No. 333-170383; 811-08559; CIK: 0001051629
    Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR a Pre-Effective Amendment 1 to the Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln VUL(ONE) 2010."

This filing will include the Company and Separate Account financials that were previously omitted from the initial filing. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer

I am representing LLANY in these matters. Thank you in advance for your time and assistance regarding this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel